Basis of preparation and going concern uncertainty (Tables)	9 Months Ended
May 31, 2026
Basis of preparation and going concern uncertainty
Schedule of significant subsidiaries

		Country of	Proportion of
		incorporation	ownership held
Name of subsidiary	Principal activity	and operation	by the Company
7858078 Canada Inc.	Owns an electric boat rental center	Canada	100%
NVG Holdings Inc.	Holding company	United States	100%
Nautical Ventures Group Inc.	Operates a boat retailing business	United States	100%
Nautical Ventures North LLC	Operates a boat retailing business	United States	100%
Nautical Ventures Marine LLC	Operates a boat retailing business	United States	100%
NV Marina LLC	Operates a boat retailing business	United States	100%
Nautical Ventures West LLC	Operates a boat retailing business	United States	100%
Nautical Ventures Panhandle LLC	Operates a boat retailing business	United States	100%
Vision Watersports Corp.	Operates a boat retailing business	United States	100%
EB Rental Ventura Corp.	Operates an electric boat rental center	United States	100%
EB Rental FL Corp.	Operates an electric boat rental center	United States	100%
EBR Palm Beach Inc.	Operates an electric boat rental center	United States	100%
Vision Marine Technologies Corp.	Operates an electric boat service center	United States	100%

Schedule of reconciles the movement in accumulated other comprehensive income

	Three-month	Three-month	Nine-month	Nine-month
	period ended	period ended	period ended	period ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
	$	$	$	$

Opening balance	1,183,405	301,219	1,102,489	717,753
Foreign currency translation differences for Canadian dollar functional currency operations	(196,375)	750,467	(115,459)	333,933
	987,030	1,051,686	987,030	1,051,686

			Average exchange rate for the
	Exchange rate as at:		nine-month period ended
	May 31,	August 31,	May 31,	May 31,
	2026	2025	2026	2025

Canadian dollar	0.7247	0.7138	0.7240	0.7161